Property, equipment and right of the use assets - Summary of Aircraft Lease and others (Detail) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	R$ 7,087,412	R$ 4,926,326,000
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	13,135,776,000
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	(6,048,364)
Aircraft Of Operating Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	6,281,933	3,617,062,000
Aircraft Of Operating Lease [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	10,901,791
Aircraft Of Operating Lease [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	(4,619,858,000)
Aircraft Of Finance Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	253,463,000	924,272,000
Aircraft Of Finance Lease [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	1,169,636
Aircraft Of Finance Lease [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	(916,173,000)
Engines And Simulators [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	249,102,000	143,829,000
Engines And Simulators [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	484,597,000
Engines And Simulators [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	(235,495,000)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	3,111,000	2,521,000
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	10,238,000
Vehicles [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	(7,127,000)
Properties [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	50,125,000	54,150,000
Properties [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	114,167,000
Properties [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	(64,042,000)
Equipments [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	4,502,000	12,994,000
Equipments [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	20,088,000
Equipments [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	(15,584,000)
Transports [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	12,065,000
Transports [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	(12,065,000)
Restoration of aircraft and engines [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	245,176,000	R$ 171,498,000
Restoration of aircraft and engines [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	423,194,000
Restoration of aircraft and engines [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	R$ (178,020,000)